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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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  1.  Name and address of Issuer:     AVESTA Trust
                                      7-TCT-37
                                      P.O. Box 1555
                                      Houston, Texas 77251-1555

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  2.  Name of each series or class of funds for which this notice is filed:

  Equity Growth Fund, Equity Income Fund, Balanced Fund, Income Fund, Money Market Fund. Core Equity Fund, Small Capitalization Fund, Short Intermediate Term U.S. Government Securities Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Risk Manager-Income Fund, Risk Manager-Balanced Fund, Risk Manager-Growth Fund

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  3.  Investment Company Act File Number:       811-5526

      Securities Act File Number:               0000803747

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  4.  Last day of fiscal year for which this notice is filed:   12/31/95

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  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

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  6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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  7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

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  8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

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  9.  Number and aggregate sale price of securities sold during the fiscal year:

      Total Shares Issued:    150,074,264
      Aggregate Price of Shares Issued:      $231,886,389

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  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Total Shares Issued:    150,074,264
       Aggregate Price of Shares Issued:    $231,886,389

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  11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

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  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $  231,886,389
                                                                 -------------

      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +
                                                                --------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              _  236,462,289
                                                                --------------

      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                -------------

       (v) Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line(i), plus line (ii), less line (iii), plus
           line (iv)](if applicable):                           --------------


      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x   0.00034482
                                                                --------------

     (vii) Fee due [line (i) or line (v) multiplied by              ($1,577.90)
           line (vi)]:                                          ==============

 Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       Date of Mailing:   02/26/96  ($500.00 to be remitted)

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                                  SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)   /s/ Marguerite Williams
                                ---------------------------------------------
                                  Marguerite Williams, Controller & CAO
                                ---------------------------------------------

       Date     02/26/96
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  Please print the name and title of the signing officer below the signature.
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